CREDIT FACILITY AND OTHER LOANS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CREDIT FACILITY AND OTHER LOANS

NOTE 11 – CREDIT FACILITY AND OTHER LOANS

Credit facility and other loans consisted of the following at December 31, 2025 and December 31, 2024, in thousands:

	December 31, 2025	December 31, 2024
SAC Leasing G280 LLC credit facility, 12.5% interest, net of deposits	$—	$28,000
Term Loan	—	1,102
Less discounts	—	(247)
Total credit facility, net of discount and deposits	$—	$28,855

SAC Leasing G280 LLC Line of credit

The Company entered into the pre-delivery payment agreement on October 5, 2022, with SAC Leasing G280, LLC to obtain loans in the aggregate amount of $40.5 million for the purchase of four (4) Gulfstream G280 aircraft to be delivered in 2024 and 2025. On August 25, 2023, the Company and SAC Leasing G280, LLC entered into the first amendment to pre-delivery payment agreement. The maturity date of amounts drawn under the SAC Leasing G280 credit facility is the earlier of the delivery date of the aircraft or September 14, 2025, which is thirty-five (35) months from the date of funding. The purchase agreement contracts were assigned to SAC G280 LLC as collateral on this credit facility.

During the year ended December 31, 2022, the Company executed a series of purchase agreements with Gulfstream Aerospace, LP for the acquisition of four (4) Gulfstream G280 aircraft for total consideration of $79.0 million with expected deliveries in 2024 and 2025, of which an aggregate amount of $48.0 million was funded and paid as of December 31, 2024, partially through a credit facility from SAC Leasing G280.

During the year ended December 31, 2024, the Company funded an additional $9.0 million through the SAC Leasing G280 credit facility.

During the twelve months ended December 31, 2025, the Company decreased its SAC leasing G280 line of credit by $28.0 million which was a combination of a repayment in the amount of $10.5 million, with the sale of the second G280 in February 2025 and the deposit release and corresponding pay down of the G280 line of credit of $9.0 million with the delay of the fourth G280 until Q4 2025. In April 2025, the Company repaid the remaining $8.5 million, terminating the credit facility with SAC Leasing G280. The line of credit balance was zero as of December 31, 2025.

The Company incurred zero and $68 thousand of incremental closing costs, which are reported as debt discount against the liability in the consolidated balance sheets as of December 31, 2025, and December 31, 2024, respectively.

During the twelve months ended December 31, 2025 and 2024, the Company amortized to interest expense $247 thousand and $197 thousand of debt discount, respectively.

During the twelve months ended December 31, 2025 and 2024, the Company incurred $641 thousand and $4.2 million of interest, respectively.

OgaraJets

In connection with the purchase and sale of the second G280, the Company entered into a financing agreement with OgaraJets. The Company borrowed $19.6 million from OgaraJets to facilitate the delivery and subsequent sale of the second G280. Upon the sale of the second G280, in February 2025, $19.7 million was repaid to OgaraJets. All transactions occurred during the first quarter of 2025.

In connection with the purchase and sale of the third G280, the Company entered into a financing agreement with OgaraJets. The Company borrowed $17.9 million from OgaraJets to facilitate the delivery and subsequent sale of the third G280. Upon the sale of the third G280 in June 2025, $17.9 million was repaid to OgaraJets. All transactions occurred during the second quarter of 2025.

In connection with the purchase and sale of the fourth G280, the Company entered into a financing agreement with Ogara Jets. The Company borrowed $18.4 million from OgaraJets to facilitate the delivery and subsequent sale of the fourth G280. Upon the sale of the fourth G280, in December 2025, $18.4 million was repaid to Ogara Jets. All transaction occurred during the fourth quarter of 2025.

Term Loan

In July 2024, the Company entered into a business loan and security agreement (the “Loan”) with TVT Capital Sources LLC (the “Lender”), for a term loan in the amount of $4.0 million. Net proceeds of $3.9 million were received by the Company and used to fund operations. The Loan bore interest at an annual percentage rate of 165% and matured on January 28, 2025, with principal and interest payments made weekly.

The Company incurred financing fees of $200 thousand, which were recorded as a direct discount to the debt and were being amortized over the term of the Loan. The Company amortized $36 thousand and $164 thousand of financing fees in the twelve months ended December 31, 2025 and 2024, respectively. The Company recorded $107 thousand and $1.7 million of interest expense related to the Loan in the twelve months ended December 31, 2025 and 2024, respectively.

In November 2024, the Company entered into an agreement with a third party to settle outstanding payables owed by the Company to designated vendors in exchange for a settlement amount in shares of common stock. As of December 31, 2024 in accordance with the agreement, the Company issued 639,720 shares of common stock for the payment of $1.475 million of principal and interest due to the Lender under the Loan and $725 thousand of payables related to a separate vendor. The Company recorded a $2.8 million loss on extinguishment of debt upon the settlement of each issuance equal to the payables less the fair value of the shares calculated as of the closing stock price on the date of settlement.

In February 2025, the Company paid the remaining principal balance due on the Loan of $1.1 million and outstanding interest of $107 thousand.